Other financial assets (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Other financial assets
Other current financial assets	€ 384	€ 300
Other non-current financial assets	1,174	1,253
Financing receivables held for operating and non operating purpose
Other financial assets
Other current financial assets	384	300
Other non-current financial assets	1,119	1,189
Financing receivables held for operating purposes
Other financial assets
Other current financial assets	97	112
Other non-current financial assets	1,119	1,189
Long-term financing receivables held for operating purposes
Other financial assets
Other current financial assets	60	61
Other non-current financial assets	1,119	1,189
Short-term financing receivables held for operating purposes
Other financial assets
Other current financial assets	37	51
Financing receivables held for non operating purpose
Other financial assets
Other current financial assets	287	188
Securities held for operating purposes
Other financial assets
Other non-current financial assets	€ 55	€ 64